Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Dec. 18, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Mar. 01, 2015
Class I Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class I
Prospectus:
Trading Symbol	AAIYX
Class A and C Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class A
Prospectus:
Trading Symbol	SPEAX
Class A and C Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class C
Prospectus:
Trading Symbol	AACYX